Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of Revenue [Abstract]
Revenue
Note 19 – Revenue

	For the Year Ended December 31,
	2021	2020	2019
	$ Thousands
Revenue from sale of electricity	445,000	369,421	356,648
Revenue from sale of steam	17,648	16,204	16,494
Revenue from provision of services	25,115	-	-
Others	-	845	331
	487,763	386,470	373,473